Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment
Premises and equipment at March 31, 2021 and 2022 consisted of the following:

	2021	2022
	(in millions)
Land	¥379,560	¥372,710
Buildings	765,341	766,945
Equipment and furniture	564,273	497,478
Leasehold improvements	303,164	255,679
Construction in progress	46,513	30,894
Total	2,058,851	1,923,706
Less accumulated depreciation	1,183,859	1,107,877
Premises and equipment-net	¥874,992	¥815,829